Lease Contracts - Summary of analysis of right-of-use assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
First application of IFRS 16	€ 23,792
Addition of assets	0
Amortization expense	(1,681)
Translation adjustments and other	(52)
Ending balance	22,060
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
First application of IFRS 16	23,462
Addition of assets	0
Amortization expense	(1,624)
Translation adjustments and other	(52)
Ending balance	21,787
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
First application of IFRS 16	330
Addition of assets	0
Amortization expense	(57)
Ending balance	€ 273